Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Movement in Property, Plant and Equipment [Roll Forward]
Net book value at beginning of period	$ 57,091,166	$ 55,220,809
Additions	2,962,708	3,153,388
Depreciation	(1,253,894)	(1,209,646)
Disposals and transfers to held for sale	(1,075,340)	(1,385,375)
Transfers from/to investment in finance leases, net/inventory	(206,041)	(152,906)
Recoveries related to Ukraine Conflict (Note 19)	26,909	15,072
Impairments (Note 20)	(30,356)	(36,433)
Net book value at end of period	57,515,152	55,604,909
Accumulated depreciation and impairment as of June 30, 2024 and 2023, respectively:	$ (14,552,422)	$ (12,965,931)